NON-CONTROLLING INTERESTS - GP REU distributions and summary (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of subsidiaries [line items]
Redeemable and exchangeable partnership units, exchange ratio		1
Revenues		$ 4,711	$ 4,096	$ 3,810
Net (loss) income		138	(66)	(45)
Comprehensive income		2,628	2,700	2,229
Net (loss) income attributable to:
Property, plant and equipment, at fair value		54,283	49,432
Total assets		64,111	55,867
Total borrowings		$ 24,850	$ 21,529
Brookfield Asset Management
Disclosure of subsidiaries [line items]
Ownership percentage		48.00%
Number of shares outstanding (in shares) | shares		308,051,190
GP interests | Ownership interest in BRELP | Brookfield Asset Management
Disclosure of subsidiaries [line items]
Ownership percentage		1.00%
LP Units
Disclosure of subsidiaries [line items]
Dividends recognized as distributions to owners per share (in dollars per share) | $ / shares	$ 1.35
Number of shares authorized for repurchase (in shares) | shares		13,764,352
Authorized shares as a percentage of issued and outstanding shares		5.00%
Redeemable Exchangeable Partnership Units GP Units
Disclosure of subsidiaries [line items]
Ownership percentage		26.00%
Exchangeable shares
Disclosure of subsidiaries [line items]
Number of shares authorized for repurchase (in shares) | shares		8,610,905
Exchangeable shares | TerraForm Power
Disclosure of subsidiaries [line items]
Number of shares exchanged (in shares) | shares		12,308	16,071
Ordinary shares
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares) | shares		275,358,750	275,084,265
Ordinary shares | Brookfield Asset Management
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares) | shares		68,749,416	68,749,416
Ordinary shares | TerraForm Power
Disclosure of subsidiaries [line items]
Payments for shares exchanged		$ 1	$ 1
Non-controlling interest
Disclosure of subsidiaries [line items]
Distributions		570	531	436
Revenues		2,263	1,844	$ 1,835
Net (loss) income attributable to:
Property, plant and equipment, at fair value		26,312	21,600
Total borrowings		$ 12,332	$ 8,708
Non-controlling interest | BRELP
Disclosure of subsidiaries [line items]
Dividends recognized as distributions to owners per share (in dollars per share) | $ / shares		$ 0.2253
Incentive distribution, percent		25.00%
Non-controlling interest | GP interests
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares) | shares		3,977,260	3,977,260	4,000,000
Distributions		$ 100	$ 85	$ 70
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		92	77	$ 62
Carrying value of:
Non-controlling interests		$ 59	$ 59
Weighted average number of units (in shares) | shares		4,000,000	4,000,000	4,000,000
Non-controlling interest | LP Units
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares) | shares		275,400,000		275,100,000
Carrying value of:
Weighted average number of units (in shares) | shares		275,200,000	274,900,000	271,100,000
Non-controlling interest | LP Units | BRELP
Disclosure of subsidiaries [line items]
Dividends recognized as distributions to owners per share (in dollars per share) | $ / shares		$ 0.20
Incentive distribution, percent		15.00%
Non-controlling interest | Redeemable Exchangeable Partnership Units GP Units
Disclosure of subsidiaries [line items]
Ownership percentage		100.00%
Non-controlling interest | Exchangeable shares
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares) | shares		172,218,098	172,203,342
Carrying value of:
Weighted average number of units (in shares) | shares		172,200,000	172,200,000	139,900,000
Non-controlling interest | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Number of shares outstanding (in shares) | shares		194,487,939	194,487,939	194,500,000
Carrying value of:
Weighted average number of units (in shares) | shares		194,500,000	194,500,000	194,500,000
Non-controlling interest | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Revenues		$ 4,711	$ 4,096	$ 3,810
Net (loss) income		138	(66)	(45)
Comprehensive income		2,628	2,700	2,229
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(117)	(135)	(133)
Property, plant and equipment, at fair value		54,283	49,432
Total assets		64,111	55,867
Total borrowings		24,850	21,529
Total liabilities		37,825	31,871
Carrying value of:
Non-controlling interests		$ 2,892	2,894
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Disclosure of subsidiaries [line items]
Number of shares redeemed (in shares) | shares		0
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of subsidiaries [line items]
Net (loss) income		$ 92	77	62
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		92	77	62
Carrying value of:
Non-controlling interests		59	59
General partnership interest in a holding subsidiary held by Brookfield | GP interests
Disclosure of subsidiaries [line items]
Distributions		6	5	5
Incentive distribution | GP interests
Disclosure of subsidiaries [line items]
Distributions		94	80	65
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Net (loss) income		(117)	(135)	(133)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(117)	(135)	(133)
Carrying value of:
Non-controlling interests		2,892	2,894
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Distributions		250	237	250
Limited partners’ equity
Disclosure of subsidiaries [line items]
Net (loss) income		(166)	(191)	(184)
Limited partners’ equity | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Distributions		58	53	42
External Shareholders | Redeemable/exchangeable partnership units
Disclosure of subsidiaries [line items]
Distributions		162	156	74
Total BEPC exchangeable shares | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Distributions		220	209	116
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Net (loss) income		(104)	(119)	(49)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(104)	(119)	$ (49)
Carrying value of:
Non-controlling interests		$ 2,561	$ 2,562